SUPPLEMENT DATED FEBRUARY 5, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2024, as amended to date, and should be read in conjunction with such SAI.

1.	Portfolio Manager Changes to the Morningstar U.S. Equity Fund and Morningstar International Equity Fund

I.

To reflect the addition of Kipling Weisel as Portfolio Manager of the Morningstar U.S. Equity Fund, the following information is added to the Wasatch Advisors LP (d/b/a Wasatch Global Investors) (“Wasatch”) section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Wasatch
Kipling Weisel (as of December 31, 2024)	2 $4.89	1 $0.65	62 $2.57	0 $0.00	0 $0.00	5 $0.40

II.	James B. Taylor no longer serves as a portfolio manager to the Morningstar U.S. Equity Fund. To reflect this change, all references to Mr. Taylor are removed from the SAI.

2.

Portfolio Manager Changes to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund

I.

To reflect the addition of Alfonzo Bruno as a Portfolio Manager of the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund the following information is added to the Morningstar Investment Management section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts and Amount of Assets (in $Billions) for Which Advisory Fee is Performance-Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Morningstar Investment Management
Alfonzo Bruno (as of December 31, 2024)	0 $0.00	0 $0.00	2 $0.00	0 $0.00	0 $0.00	0 $0.00

II.

Hong Cheng no longer serves as a portfolio manager to the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Multisector Bond Fund. To reflect this change, all references to Ms. Cheng are removed from the SAI.

Please retain this supplement for future reference.

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